Expense Example - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Apr. 29, 2023 USD ($)
VIP High Income Portfolio - Initial Class
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	894
VIP High Income Portfolio - Service Class
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
VIP High Income Portfolio - Service Class 2
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	$ 1,190